Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Variable interest entities [Text Block]

4. Variable Interest Entities

Although Residential Properties financed with mortgage revenue bonds held by the Partnership are owned by separate entities in which the Partnership has no equity ownership interest, the debt financing provided by the Partnership creates a variable interest in these ownership entities that may require the Partnership to report the assets, liabilities and results of operations of these entities on a consolidated basis under GAAP. Under consolidation guidance, the Partnership must make an evaluation of these entities to determine if they meet the definition of a VIE.

In April 2015, the Partnership entered into brokerage contracts to sell Bent Tree and Fairmont Oaks, Consolidated VIEs. As a result, these entities met the criteria for discontinued operations presentation and have been classified as such in the Company’s consolidated financial statements for all periods presented. For additional details, see Note 2, “Principles of Consolidation”.

The Partnership does not hold an equity interest in these VIEs. Therefore, the assets of the VIEs cannot be used to settle the general commitments of the Partnership and the Partnership is not responsible for the commitments and liabilities of the VIEs. The primary risks to the Partnership associated with these VIEs include the entities’ ability to meet debt service obligations to the Partnership and the valuation of the underlying Residential Properties which serves as bond collateral.

The following is a discussion of the significant judgments and assumptions made by the Partnership in determining the primary beneficiary of the VIE and, therefore, whether the Partnership must consolidate the VIE.

Consolidated VIEs

In determining the primary beneficiary of these VIEs, the Partnership considers the activities of the VIE which most significantly impact the VIEs’ economic performance, who has the power to control such activities, the risks which the entities were designed to create, the variability associated with those risks and the interests which absorb such variability.  The Partnership also considers the related party relationship of the entities involved in the VIEs. It was determined that the Partnership, as part of the related party group, met both of the primary beneficiary criteria and was the most closely associated with the VIEs and, therefore, was determined to be the primary beneficiary.

The capital structure of Bent Tree and Fairmont Oaks VIEs consisted of senior debt, subordinated debt, and equity capital. The senior debt was in the form of a mortgage revenue bond and accounts for the majority of the total capital of each VIE. As the bondholder, the Partnership was entitled to principal and interest payments and has certain protective rights as established by the bond documents. The equity ownership in these entities is ultimately held by corporations which are owned by three individuals, one of which is a related party. Additionally, each of these properties is managed by an affiliate of the Partnership, Properties Management, which is an affiliate of Burlington.

The Partnership determined it was the primary beneficiary of the Bent Tree and Fairmont Oaks VIEs, the Consolidated VIEs. The sales of the Consolidated VIEs were closed in the fourth quarter of 2015 with the gains and results of operations of the Consolidated VIEs reported as part of the discontinued operations in net income for all periods presented. For the year ended December 31, 2015, the Company’s Consolidated VIEs are reported as discontinued operations on the Company’s consolidated financial statements. As of and for the year ended December 31, 2014, the Company's two Consolidated VIEs are reported as assets held for sale and discontinued operations on the Company's consolidated financial statements. The Company has also eliminated the Consolidated VIE segment as a reportable segment. No net income or loss from these properties’ operations or sale accrued to the Unitholders or the General Partner during 2015. For additional details, see Notes 2, 8, 10, 21, and 22 to the Company’s consolidated financial statements.

Non-Consolidated VIEs

On December 31, 2015 and 2014, the Company did not consolidate fifteen and nine, respectively, VIE entities. The significant activities of the VIE that impact the economic performance of the entity include leasing and maintaining multifamily residential properties, determining if the property is to be sold, decisions relating to debt refinancing, the selection of or replacement of the property manager and the approval of the operating and capital budgets. While the capital structures of these VIEs resulted in the Partnership holding a majority of the variable interests in these VIEs, the Partnership determined it does not have the power to direct the activities of these VIEs that most significantly impact the VIEs’ economic performance and, as a result, is not the primary beneficiary of these VIEs.

The following tables present information regarding the Non-Consolidated VIEs held by the Partnership as of December 31, 2015 and 2014:

	December 31, 2015
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,607,163	$1,482,000	$5,099,000	$7,942,472
Bruton Apartments	20,046,839	-	18,145,000	-
Columbia Gardens	15,224,597	-	15,224,597	-
Cross Creek	9,034,294	3,624,614	6,101,605	3,624,614
Glenview Apartments	6,926,243	-	6,723,000	-
Harden Ranch	7,628,981	-	6,960,000	-
Montclair Apartments	3,569,573	-	3,458,000	-
Santa Fe Apartments	4,884,102	-	4,736,000	-
Seasons at Simi Valley	6,724,110	-	6,320,000	-
Sycamore Walk	5,447,000	-	5,447,000	-
Tyler Park Apartments	6,562,209	-	6,075,000	-
Vantage at Braunfels, LLC	-	4,364,787	-	4,364,787
Vantage at Brooks, LLC	-	3,533,104	-	3,533,104
Westside Village Market	4,172,340	-	3,970,000	-
Willow Run	15,224,591	-	15,224,591	-
	$111,052,042	$13,004,505	$103,483,793	$19,464,977

	December 31, 2014
	Balance Sheet Classification		Maximum Exposure to Loss
	Mortgage Revenue Bond	Property Loan	Mortgage Revenue Bond	Property Loan
Ashley Square Apartments	$5,645,559	$1,482,000	$5,159,000	$7,534,002
Bruton Apartments	18,145,000	-	18,145,000	-
Cross Creek	8,617,079	3,528,615	6,074,817	3,528,615
Glenview Apartments	6,723,000	-	6,723,000	-
Harden Ranch	9,300,000	-	9,300,000	-
Montclair Apartments	3,458,000	-	3,458,000	-
Santa Fe Apartments	4,736,000	-	4,736,000	-
Tyler Park Apartments	8,100,000	-	8,100,000	-
Westside Village Market	5,400,000	-	5,400,000	-
	$70,124,638	$5,010,615	$67,095,817	$11,062,617

The following table provides information regarding the Consolidated VIEs, which are included in assets held for sale, at December 31, 2014 in the Partnership’s financial statements. In addition to the mortgage revenue bonds detailed below, the Partnership has made taxable property loans to these consolidated VIEs of $7.4 million as of December 31, 2014. These were eliminated upon consolidation. The Consolidated VIEs were sold in the fourth quarter of 2015, therefore there were no assets held for sale reported as of December 31, 2015. The total income earned from the mortgage revenue bonds in 2015 was approximately $821,000.

VIEs, Assets Held for Sale - December 31, 2014
Property Name	Location	Maturity Date	Base Interest Rate	Principal Outstanding at December 31, 2014	Income Earned in 2014

Bent Tree Apartments (1)	Columbia, SC	12/15/2030	6.25%	$7,465,000	$468,859
Fairmont Oaks Apartments (1)	Gainesville, FL	4/1/2033	6.30%	7,266,000	460,420
Total Mortgage Revenue Bonds				$14,731,000	$929,279

(1) Bonds held by ATAX TEBS I, LLC